Cover	Nov. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2021
Entity File Number	001-35806
Entity Registrant Name	The ExOne Company
Entity Central Index Key	0001561627
Entity Tax Identification Number	46-1684608
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	127 Industry Boulevard
Entity Address, City or Town	North Huntingdon
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15642
City Area Code	(724)
Local Phone Number	863-9663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	XONE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false